Subsequent Events	12 Months Ended
Dec. 31, 2021
SPRING VALLEY ACQUISITION CORP
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date through the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have not been disclosed in the consolidated financial statements.